NET (LOSS) INCOME PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net (loss) income attributable to AirMedia Group Inc.'s ordinary shareholders		$ 149,647	$ (25,695)	$ (10,626)
- Continuing operations		(70,651)	(45,306)	(28,961)
- Discontinued operations		$ 220,298	$ 19,611	$ 18,335
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
- basic		121,740,194	119,304,773	120,386,635
- diluted		129,372,158	119,304,773	120,386,635
Basic
Continuing operations		121,740,194	119,304,773	120,386,635
Discontinued operations		121,740,194	119,304,773	120,386,635
Diluted
Continuing operations	[1]	121,740,194	119,304,773	120,386,635
Discontinued operations	[2]	129,372,158	119,924,927	120,391,294
Net (loss) income per ordinary share
-basic		$ 1.23	$ (0.22)	$ (0.09)
-diluted		1.16	(0.22)	(0.09)
Net (loss) income per ordinary share from continuing operations
-basic		(0.58)	(0.38)	(0.24)
-diluted		(0.58)	(0.38)	(0.24)
Net income per ordinary share from discontinued operations
-basic		1.81	0.16	0.15
-diluted		$ 1.70	$ 0.16	$ 0.15

[1]	The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2013, 2014 and 2015, respectively, as the effect would be anti-dilutive.
[2]	An incremental weighted average number of 4,659, 620,154 and 7,631,964 ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.